BEA ADVISOR FUNDS

                           ADVISOR CLASS SHARES OF THE

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                       BEA GLOBAL TELECOMMUNICATIONS FUND
                               BEA HIGH YIELD FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 8, 1997

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

                                  BEA ADVISOR FUNDS

                           ADVISOR CLASS SHARES OF THE

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                       BEA GLOBAL TELECOMMUNICATIONS FUND
                               BEA HIGH YIELD FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 8, 1997

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

                              BEA INSTITUTIONAL FUNDS

                        INSTITUTIONAL CLASS SHARES OF THE

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                            BEA U.S. CORE EQUITY FUND
                                BEA BALANCED FUND
                         BEA U.S. CORE FIXED INCOME FUND
                               BEA HIGH YIELD FUND
                     BEA STRATEGIC GLOBAL FIXED INCOME FUND
                             BEA MUNICIPAL BOND FUND
                             BEA SHORT DURATION FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 8, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

CHANGE IN ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will serve as administrative services agent with respect to the Funds. The compensation payable to PDI as administrative services agent shall be the same as the compensation which was payable to Counsellors Funds Service, Inc. ("Counsellors"), the previous administrative services agent. Pursuant to an agreement between PDI and Counsellors dated as of May 29, 1998, PDI has delegated substantially all of its administrative services agent functions to Counsellors.

                             BEA INSTITUTIONAL FUNDS

                        INSTITUTIONAL CLASS SHARES OF THE

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                            BEA U.S. CORE EQUITY FUND
                                BEA BALANCED FUND
                         BEA U.S. CORE FIXED INCOME FUND
                               BEA HIGH YIELD FUND
                     BEA STRATEGIC GLOBAL FIXED INCOME FUND
                             BEA MUNICIPAL BOND FUND
                             BEA SHORT DURATION FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
        TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 8, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

CHANGE IN ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will serve as administrative services agent with respect to the Funds. The compensation payable to PDI as Administrative Services Agent shall be the same as the compensation which was payable to Counsellors Funds Service, Inc. ("Counsellors"), the previous administrative services agent. Pursuant to an agreement between PDI and Counsellors dated as of May 29, 1998, PDI has delegated substantially all of its administrative services agent functions to Counsellors.

                               NUMERIC INVESTORS L.P.

                      N/I NUMERIC INVESTORS MICRO CAP FUND
                        N/I NUMERIC INVESTORS GROWTH FUND
                    N/I NUMERIC INVESTORS GROWTH & VALUE FUND
                   N/I NUMERIC INVESTORS LARGER CAP VALUE FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 9, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

CHANGE IN ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will serve as administrative services agent with respect to the Funds. The compensation payable to PDI as administrative services agent shall be the same as the compensation which was payable to Counsellors Funds Service, Inc. ("Counsellors"), the previous administrative services agent.

                                  NUMERIC INVESTORS L.P.

                      N/I NUMERIC INVESTORS MICRO CAP FUND
                        N/I NUMERIC INVESTORS GROWTH FUND
                    N/I NUMERIC INVESTORS GROWTH & VALUE FUND
                   N/I NUMERIC INVESTORS LARGER CAP VALUE FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
        TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 9, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Funds.

CHANGE IN ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will serve as administrative services agent with respect to the Funds. The compensation payable to PDI as administrative services agent shall be the same as the compensation which was payable to Counsellors Funds Service, Inc. ("Counsellors"), the previous administrative services agent.

                            BOSTON PARTNERS BOND FUND
                              (INSTITUTIONAL CLASS)

                                       OF

                               THE RBB FUND, INC.

                          SUPPLEMENT DATED MAY 29, 1998
                     TO THE PROSPECTUS DATED JANUARY 1, 1998

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. (the "Distributor" or "PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Fund.

CHANGE IN PLAN OF DISTRIBUTION

  Effective May 29, 1998, the Plan of Distribution for the Institutional Class, adopted by the Fund in the manner prescribed by Rule 12b-1 under the Investment Company Act of 1940, as amended, shall be discontinued. As a result, the section entitled "Distribution of Shares" is deleted, and the expense table on page 2 of the Prospectus is changed to read as follows:

EXPENSE TABLE
--------------------------------------------------------------------------------

  The following table illustrates all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in the Fund. The expenses and fees in the table are based on expenses expected to be incurred for the Fund's initial fiscal period.

     ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)*                                          0.00%
12b-1 Fees                                                                0.00%
Other Expenses                                                            0.60%
                                                                         ------
Total Fund Operating Expenses (after waivers)*                            0.60%
                                                                         ======

*In the absence of fee waivers, Management Fees would be .40% and Total Fund Operating Expenses would be 1.11%.

EXAMPLE

  An investor would pay the following expenses on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                        One Year               Three Years

Boston Partners Bond Fund                   6                      19

  The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The Fee Table reflects a voluntary waiver of "Management Fees" and "Other Expenses" for the Fund, which are expected to be in effect during the initial fiscal period. However, the Adviser and Distributor are under no obligation with respect to such waivers and there can be no assurance that any future waivers of Management fees or Other Expenses will not vary from the figures reflected in the Fee Table.

ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will act as Administrative Services Agent to the Fund with respect to its Institutional Class shares, providing certain administrative services to such Class that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund and the Fund's various service providers, assisting in coordinating the preparation of reports to shareholders, including proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Fund. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's Institutional Class' average daily net assets.

CHANGE TO EXCHANGE PRIVILEGE LIMITATIONS

  Effective immediately, shareholders of the Fund are entitled to six (6) exchanges (at least 30 days apart) from the Fund within any twelve month period.

                             BOSTON PARTNERS BOND FUND
                                (INVESTOR CLASS)

                                       OF

                               THE RBB FUND, INC.

                          SUPPLEMENT DATED MAY 29, 1998
                     TO THE PROSPECTUS DATED JANUARY 1, 1998

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. (the "Distributor" or "PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Fund.

CHANGE TO EXCHANGE PRIVILEGE LIMITATIONS

  Effective immediately, shareholders of the Fund are entitled to six (6) exchanges (at least 30 days apart) from the Fund within any twelve month period.

                             BOSTON PARTNERS BOND FUND
                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                          SUPPLEMENT DATED MAY 29, 1998
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 1998

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. (the "Distributor" or "PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Fund.

CHANGE IN PLAN OF DISTRIBUTION

  Effective May 29, 1998, the Plan of Distribution for the Institutional Class, adopted by the Fund in the manner prescribed by Rule 12b-1 under the Investment Company Act of 1940, as amended, shall be discontinued.

ADMINISTRATIVE SERVICES AGENT

  Effective May 29, 1998, PDI will act as Administrative Services Agent to the Fund with respect to its Institutional Class shares, providing certain administrative services to such Class that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund and the Fund's various service providers, assisting in coordinating the preparation of reports to shareholders, including proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Fund. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's Institutional Class' average daily net assets.

                          CASH PRESERVATION PORTFOLIOS

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                           CASH PRESERVATION PORTFOLIOS

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
        TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                         GOVERNMENT SECURITIES PORTFOLIO
                                 (THE RBB CLASS)

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

                            GOVERNMENT SECURITIES PORTFOLIO
                                 (THE RBB CLASS)

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

                             THE SANSOM STREET FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                             THE SANSOM STREET FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
            TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                    ROBERTSON STEPHENS MONEY MARKET PORTFOLIO
                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                    ROBERTSON STEPHENS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
        TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                               THE BEDFORD FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                   KENNEDY CABOT

                               THE BEDFORD FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                          MORGAN KEEGAN & COMPANY, INC.

                               THE BEDFORD FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                 THE BEDFORD FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
        TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                               THE BEDFORD FAMILY

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
      TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                THE BEDFORD FAMILY

                        MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                 THE BEDFORD FAMILY

                        MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997


CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                 THE BEDFORD FAMILY

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                THE BEDFORD FAMILY

                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
          TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                               THE BEDFORD FAMILY

                       BEAR STEARNS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                                 THE BEDFORD FAMILY

                       BEAR STEARNS MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
         TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolio.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolio's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                       THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
                      TO PROSPECTUS DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.

                        THE JANNEY MONTGOMERY SCOTT MONEY FUNDS

                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                          SUPPLEMENT DATED MAY 29, 1998
          TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1997

CHANGE IN DISTRIBUTOR

  Effective May 29, 1998, Provident Distributors, Inc. ("PDI"), with principal offices located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, will serve as principal underwriter and distributor of shares of the Portfolios.

CHANGE IN INVESTMENT ADVISER'S NAME

  PNC Institutional Management Corporation ("PIMC"), the Portfolios' investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

ASSUMPTION OF SUB-ADVISORY RESPONSIBILITIES

  The sub-advisory agreement between BIMC and PNC Bank, N.A. has been terminated. BIMC has assumed the Bank's responsibilities under the sub-advisory agreement.